Share Capital and Share-based Payments - Disclosure of Number and Weighted Average Exercise Prices of Share Options (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Share Capital and Share-Based Payments [Abstract]
Outstanding (in shares) | shares	1,097,150	1,855,643
Exercised (in shares) | shares	(636,024)	(360,331)
Expired/forfeited (in shares) | shares	(38,998)	(398,162)
Outstanding (in shares) | shares	422,128	1,097,150
Weighted average exercise price, Outstanding (in cad per share) | $ / shares	$ 5.64	$ 6.42
Weighted average exercise price, Exercised (in cad per share) | $ / shares	5.23	5.12
Weighted average exercise price, Expired/forfeited (in cad per share) | $ / shares	5.12	9.78
Weighted average exercise price, Outstanding (in cad per share) | $ / shares	$ 6.31	$ 5.64